Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended		174 Months Ended	180 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Revenue
Operating expenses:
Research and development	234	146	549	309	708	2,113	65,598	66,147
Impairment of Capital Assets						386	386	386
Gain on Deferred lease inducements						(497)	(497)	(497)
Acquired in-process research and development							13,094	13,094
General and administrative	338	2,359	1,044	2,563	3,896	1,214	28,605	29,649
Total operating expenses	572	2,505	1,593	2,872				108,779
Loss from operations	(572)	(2,505)	(1,593)	(2,872)	(4,604)	(3,216)	(107,186)	(108,779)
Other income (expense):
Settlement of Cadherin litigation							(1,283)	(1,283)
Interest expense							(19)	(19)
Unrealized/realized gain (loss) on derivatives	225	(72)	5,905	(72)	(3,251)		(3,251)	2,654
Other income						157	254	254
Interest income and other	(1)	8	9	8				2,838
Interest income					32	47	2,829
Total other income (expense), net	224	(64)	5,914	(64)	(3,219)	204	(1,470)	4,444
Net (loss)/income and total comprehensive (loss)/income	$ (348)	$ (2,569)	$ 4,321	$ (2,936)	$ (7,823)	$ (3,012)	$ (108,656)	$ (104,335)
Basic and diluted net (loss)/income per common share	$ (0.01)	$ (0.13)	$ 0.17	$ (0.25)	$ (0.49)	$ (0.42)
Weighted-average number of common shares outstanding, basic	25,158	20,461	25,158	11,569
Weighted-average number of shares of common stock outstanding, basic and diluted					16,015	7,124
Weighted-average common shares outstanding, diluted	25,158	20,461	25,158	11,569